Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Nov. 01, 2021	Oct. 31, 2021	Nov. 01, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 103,873		$ 54,427
Derivatives (Note 4)	91,133		57,122
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	50	$ 47	47	$ 381
Derivatives (Note 4)	$ 234	$ 179	$ 179	$ 1,200